SCHEDULE OF INVESTMENTS
Thornburg International Growth Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 99.0%
	Automobiles & Components — 2.0%
	Automobiles — 2.0%
	Ferrari NV	84,015	$ 17,997,693
			17,997,693
	Banks — 3.0%
	Banks — 3.0%
	HDFC Bank Ltd. ADR	397,779	27,212,061
			27,212,061
	Capital Goods — 4.2%
	Machinery — 2.3%
	Kone OYJ Class B	393,785	20,359,752
	Trading Companies & Distributors — 1.9%
	Ashtead Group plc	308,550	17,606,617
			37,966,369
	Commercial & Professional Services — 2.5%
	Professional Services — 2.5%
	Nihon M&A Center Holdings, Inc.	737,300	9,151,643
	Wolters Kluwer NV	126,397	13,227,085
			22,378,728
	Consumer Durables & Apparel — 3.9%
	Textiles, Apparel & Luxury Goods — 3.9%
	LVMH Moet Hennessy Louis Vuitton SE	48,417	35,237,825
			35,237,825
	Consumer Services — 2.6%
	Hotels, Restaurants & Leisure — 2.6%
[a]	Booking Holdings, Inc.	11,833	23,846,808
			23,846,808
	Diversified Financials — 2.1%
	Capital Markets — 2.1%
	Deutsche Boerse AG	107,210	18,522,731
			18,522,731
	Energy — 2.1%
	Oil, Gas & Consumable Fuels — 2.1%
	TotalEnergies SE	300,346	18,856,281
			18,856,281
	Food, Beverage & Tobacco — 10.4%
	Beverages — 4.4%
	Diageo plc	417,799	18,436,082
	Kweichow Moutai Co. Ltd. Class A	84,567	21,008,848
	Food Products — 6.0%
	Nestle SA	472,396	54,736,936
			94,181,866
	Health Care Equipment & Services — 2.7%
	Health Care Equipment & Supplies — 2.7%
	Carl Zeiss Meditec AG Class BR	54,085	6,825,851
	Olympus Corp.	1,003,800	17,989,467
			24,815,318
	Household & Personal Products — 3.6%
	Personal Products — 3.6%
	Beiersdorf AG	100,572	11,540,857
	L’Oreal SA	58,938	21,046,875
			32,587,732
	Insurance — 2.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Insurance — 2.1%
	Aon plc Class A	61,880	$ 18,572,663
			18,572,663
	Materials — 3.8%
	Chemicals — 1.8%
	Air Liquide SA	113,570	16,095,994
	Containers & Packaging — 0.5%
	SIG Combibloc Group AG	223,246	4,877,055
	Metals & Mining — 1.5%
	Teck Resources Ltd. Class B	354,944	13,413,947
			34,386,996
	Media & Entertainment — 6.9%
	Entertainment — 2.6%
	Activision Blizzard, Inc.	309,310	23,677,681
	Interactive Media & Services — 4.3%
	carsales.com Ltd.	380,400	5,376,744
	Hemnet Group AB	648,575	7,806,631
	Tencent Holdings Ltd.	604,000	25,845,531
			62,706,587
	Pharmaceuticals, Biotechnology & Life Sciences — 16.1%
	Biotechnology — 2.8%
	CSL Ltd.	128,321	25,140,834
	Life Sciences Tools & Services — 5.1%
[a]	ICON plc ADR	99,676	19,362,063
	Lonza Group AG	53,487	26,209,874
	Pharmaceuticals — 8.2%
	AstraZeneca plc	395,477	53,634,600
	Novo Nordisk A/S Sponsored ADR	152,598	20,652,613
			144,999,984
	Retailing — 5.5%
	Internet & Direct Marketing Retail — 4.5%
	JD.com, Inc. Class A	375,316	10,588,062
[a]	MercadoLibre, Inc.	18,734	15,853,460
	Prosus NV	208,265	14,368,300
	Multiline Retail — 1.0%
	B&M European Value Retail SA	1,769,390	8,798,135
			49,607,957
	Semiconductors & Semiconductor Equipment — 11.3%
	Semiconductors & Semiconductor Equipment — 11.3%
	ASML Holding NV	74,098	39,960,492
	BE Semiconductor Industries NV	122,958	7,444,446
	Taiwan Semiconductor Manufacturing Co. Ltd.	3,722,000	54,312,343
			101,717,281
	Software & Services — 8.9%
	Information Technology Services — 8.9%
[a,b]	Adyen NV	5,028	6,934,452
[a]	Globant SA	69,116	11,622,547
	Mastercard, Inc. Class A	64,693	22,495,697
	Nomura Research Institute Ltd.	747,000	17,730,151
	Visa, Inc. Class A	106,113	22,046,037
			80,828,884
	Technology Hardware & Equipment — 3.0%
	Electronic Equipment, Instruments & Components — 3.0%
	Keyence Corp.	68,700	26,916,748
			26,916,748
	Telecommunication Services — 1.5%

SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth Fund	December 31, 2022 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Diversified Telecommunication Services — 1.5%
[b]	Cellnex Telecom SA	415,617	$ 13,756,215
			13,756,215
	Transportation — 0.8%
	Air Freight & Logistics — 0.8%
	DSV AS	48,219	7,611,006
			7,611,006
	Total Common Stock (Cost $739,444,167)		894,707,733
	Short-Term Investments — 1.1%
[c]	Thornburg Capital Management Fund	1,004,191	10,041,906
	Total Short-Term Investments (Cost $10,041,906)		10,041,906
	Total Investments — 100.1% (Cost $749,486,073)		$904,749,639
	Liabilities Net of Other Assets — (0.1)%		(1,347,493)
	Net Assets — 100.0%		$903,402,146

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2022, the aggregate value of these securities in the Fund’s portfolio was $20,690,667, representing 2.29% of the Fund’s net assets.
c	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg International Growth Fund	December 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg International Growth Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3”, “Class R4”, “Class R5”, and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees of the Trust (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg International Growth Fund	December 31, 2022 (Unaudited)

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/22	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/22	Dividend Income
Thornburg Capital Mgmt. Fund	$45,852,069	$88,473,074	$(124,283,237)	$-	$-	$10,041,906	$297,613